CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Treasury Stock [Member]
Treasury Stock, Shares	0
Beginning Balance at Oct. 31, 2015	$ 1,302	$ 2	$ 1,165	$ 614	$ (479)	$ 0
Beginning Balance (in shares) at Oct. 31, 2015		169,591,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	335			335
Other comprehensive income, net of tax	(139)				(139)
Issuance of common stock	34		34
Share-based awards issued (in shares)		2,696,000
Share-based compensation	48		48
Tax deficiency from share-based awards issued	(5)		(5)
Treasury Stock, Shares, Acquired						(2,289,000)
Repurchase of common stock (at cost)	(62)					$ (62)
Ending Balance at Oct. 31, 2016	$ 1,513	$ 2	1,242	949	(618)	(62)
Ending Balance (in shares) at Oct. 31, 2016		172,287,000
Treasury Stock, Shares	(2,289,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 102			102
Other comprehensive income, net of tax	161				161
Adjustment due to adoption of ASU 2016-09	(10)			(10)
Public offering of common stock (Value)	444		444
Issuance of common stock	41		41
Share-based awards issued (in shares)		2,880,000
Stock Issued During Period, Shares, New Issues		13,143,000
Share-based compensation	56		56
Tax benefits from share-based awards issued	$ (3)		3
Treasury Stock, Shares, Acquired	0
Ending Balance at Oct. 31, 2017	$ 2,310	$ 2	1,786	1,041	(457)	$ (62)
Ending Balance (in shares) at Oct. 31, 2017		188,310,000
Treasury Stock, Shares						(2,289,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	165			165
Other comprehensive income, net of tax	(31)				(31)
Adjustment due to adoption of ASU 2016-09	6			6
Issuance of common stock	44		44
Share-based awards issued (in shares)		2,894,000
Share-based compensation	$ 59		59
Treasury Stock, Shares, Acquired	(2,075,460)					(2,075,000)
Repurchase of common stock (at cost)	$ (120)					$ (120)
Ending Balance at Oct. 31, 2018	$ 2,433	$ 2	$ 1,889	$ 1,212	$ (488)	$ (182)
Ending Balance (in shares) at Oct. 31, 2018		191,204,000
Treasury Stock, Shares						(4,364,000)